Other non-current assets and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current assets and other non-current financial assets [Abstract]
Disclosure of Detailed Information About Other Non-Current Assets	Other Non-Current Assets:

	2024	2023
Non-current prepaid advertising expenses	Ps. 228	Ps. 238
Guarantee deposits (1)	917	1,111
Prepaid bonuses	451	400
Advances to acquire property, plant and equipment	1,744	1,432
Shared based payment in excess of capital contribution (See Note 3.22 and Note 16.2)	414	534
Indemnifiable contingencies from business combinations (2)	714	1,030
Recoverable tax	860	809
Other	136	139
	Ps. 5,464	Ps. 5,693
(1)  Mainly in Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 24.6.
(2) Corresponds to indemnification of certain tax contingencies in Brazil that are warranted by former Vonpar owners (a subsidiary acquired in 2016) in accordance with the share purchase agreement. The Company has also recognized these tax contingencies as liabilities in the same amount, see Note
Disclosure of Other Financial Assets	Other Non-Current Financial Assets:

	2024	2023
Long-term notes receivable (1)	Ps. 2,000	Ps. 696
Derivative financial instruments (See Note 19)	4,702	96
	Ps. 6,702	Ps. 792
(1) The 2024 amount includes tax credit recovery from a former shareholders and the offsetting party is recorded as a Other non-current financial liabilities. See Note 18 and Note 24.4